Finance income (expense) - Analysis of finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	€ (827)	€ (667)	€ (507)
Net finance income (expense) from financial assets held for trading	367	250	(53)
Net income (expenses) on other financial assets valued at fair value with effects on profit and loss	21	34	(2)
Interest and other expense due to banks and other financial institutions	(358)	(207)	(128)
Interest expense on lease liabilities	(314)	(267)	(315)
Interest from banks	294	356	57
Interest and other income on financial receivables and securities held for non-operating purposes	161	14	9
Finance income (expense) related to net borrowings	(656)	(487)	(939)
Exchange differences	(38)	255	238
Income (expense) from derivative financial instruments	278	(61)	13
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	44	153	128
Capitalized finance expense	222	94	38
Finance expense due to the passage of time (accretion discount)	(261)	(341)	(199)
Other finance income (expense)	(188)	(86)	(204)
Other finance income (cost)	(183)	(180)	(237)
Finance income (expense)	€ (599)	€ (473)	€ (925)